Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment pension plans.
Beginning of year	$ 962,497	$ 716,095
Return on plan assets	112,788	120,591
Benefits paid	541	21,840
End of year	1,468,112	962,497
Pensions
Post-employment pension plans.
Beginning of year	926,050
Benefits paid	15,087
End of year	1,288,784	926,050
Seniority Premiums
Post-employment pension plans.
Beginning of year	36,447
End of year	179,328	36,447
Plan assets
Post-employment pension plans.
Beginning of year	(1,515,030)	(1,703,058)
Return on plan assets	112,788	120,591
Remeasurement on plan assets	(33,389)	(146,963)
Benefits paid	(214,933)	(161,656)
End of year	(1,379,496)	(1,515,030)
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	(1,108,176)
Return on plan assets	82,002
Remeasurement on plan assets	(17,227)
Benefits paid	(121,875)
End of year	(1,051,076)	(1,108,176)
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	(406,854)
Return on plan assets	30,786
Remeasurement on plan assets	(16,162)
Benefits paid	(93,058)
End of year	$ (328,420)	$ (406,854)